Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of Stockholders' Equity [Abstract]
Beginning Balance	¥ 2,645	¥ 945	¥ 0
Transaction with noncontrolling interests	1,963	2,122	959
Adjustment of redeemable noncontrolling interests to redemption value	0	0	3
Comprehensive income (loss)
Net Income	394	137	32
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	0	10	(24)
Net change of foreign currency translation adjustments	(50)	203	(25)
Total other comprehensive income (loss)	(50)	213	(49)
Comprehensive income (loss)	344	350	(17)
Dividends	(1,520)	(772)	0
Ending Balance	¥ 3,432	¥ 2,645	¥ 945